CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash (used in) generated from operating activities	¥ 188,974	$ 27,398	¥ (708,869)	¥ (290,433)
Net cash (used in) generated from investing activities	(32,865)	(4,765)	(421,623)	(4,314,003)
Net cash generated from (used in) financing activities	(1,152,146)	(167,045)	2,212,487	6,124,153
Net increase (decrease) in cash, cash equivalents, and restricted cash	(922,895)	(133,807)	1,081,995	1,519,717
Cash and cash equivalents at beginning of the year	4,217,528
Cash and cash equivalents at end of the year	3,419,166	495,732	4,217,528
Parent Company
Net cash (used in) generated from operating activities	(40,310)	(5,844)	1,178,019	(6,203,310)
Net cash (used in) generated from investing activities	358,010	51,907	(1,179,393)	(218,674)
Net cash generated from (used in) financing activities	(215,923)	(31,306)	(815)	5,945,666
Effect of exchange rate changes on cash and cash equivalents	(1,427)	(208)	3,570	3,969
Net increase (decrease) in cash, cash equivalents, and restricted cash	100,350	14,549	1,381	(472,349)
Cash and cash equivalents at beginning of the year	69,393	10,061	68,012	540,361
Cash and cash equivalents at end of the year	¥ 169,743	$ 24,610	¥ 69,393	¥ 68,012